Common Stock and Stock Plans, Restricted Share Rights (Details) - Restricted share rights [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Restricted Share Rights and Restricted Share Awards [Abstract]
Nonvested at January 1, 2025 (in shares)	62,041,896
Granted (in shares)	25,373,392
Vested (in shares)	(24,762,808)
Canceled or forfeited (in shares)	(2,610,513)
Nonvested at December 31, 2025 (in shares)	60,041,967	62,041,896
Weighted- average grant-date fair value
Nonvested at January 1, 2025 (in dollars per share)	$ 45.10
Granted (in dollars per share)	77.44	$ 50.59	$ 44.15
Vested (in dollars per share)	45.29
Canceled or forfeited (in dollars per share)	59.26
Nonvested at December 31, 2025 (in dollars per share)	$ 59.55	$ 45.10
Unrecognized compensation cost related to nonvested awards	$ 1,500,000,000
Expected weighted-average period to recognize compensation costs related to awards	2 years 6 months
Fair value of RSRs vested	$ 2,000,000,000.0	$ 1,200,000,000	$ 954,000,000
Cost amount to holders of incentive compensation share plans	$ 0
Long-term incentive compensation plans [Member] | Minimum [Member]
Weighted- average grant-date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Long-term incentive compensation plans [Member] | Maximum [Member]
Weighted- average grant-date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years